Pension Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Liabilities, Net [Abstract]
Number of participants	139
Number of retired plan participants	133
Net periodic benefit cost, discount rate	4.10%
Actuarial gain (loss)	$ (1,291)	$ 158